UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, March 21, 2006

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		47
Form 13F Information Table Value Total:		$490,789



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co			       Com		88579Y101 15785	  305367    SH	     SOLE		305367
Alfa Corporation	       Com		 15385107  6628	  392886    SH	     SOLE		392886
Alltel Corp	               Com	  	 20039103  8992   260596    SH	     SOLE		260596
American Power Conversion      Com	  	 29066107  4071   454251    SH	     SOLE 		454251
Arvinmeritor Inc	       Com		 43353101  6225	  410110    SH	     SOLE		410110
Bank of America Corp	       Com	         60505104 17177   679609    SH	     SOLE		679609
Belden CDT Inc 		       Com	  	 77454106  6967	  577442    SH	     SOLE		577442
Bristol-Myers Squibb Co	       Com		110122108 16412	 1132639    SH	     SOLE		1132639
CPI Corp		       Com		125902106  8766	  500893    SH	     SOLE		500893
Cardinal Health Inc.	       Com		14149Y108  8461	  206804    SH	     SOLE		206804
Chevron Corp		       Com		166764100  8865	  258783    SH	     SOLE		258783
Convergys Corp		       Com		212485106 13840  1064729    SH	     SOLE		1064729
Cooper Tire & Rubber	       Com		216831107  9536	  955747    SH	     SOLE		955747
Corinthian Colleges Inc	       Com		218868107 15806  1592304    SH	     SOLE		1592304
DSP Group Inc		       Com		23332B106  6863	  248035    SH	     SOLE		248035
Diebold Inc		       Com		253651103 13152   518054    SH	     SOLE		518054
Dollar Tree Stores	       Com		256747106 25386	 1259143    SH	     SOLE		1259143
Ferro Corp		       Com		315405100  6824   340360    SH	     SOLE		640360
Fifth Third Bancorp	       Com		316773100 13762	  404016    SH	     SOLE		404016
Fiserv Inc		       Com		337738108  4036	  285848    SH	     SOLE		285848
Gatx Corp		       Com		361448103  2618    65160    SH	     SOLE		65160
Glatfelter (P.H.) Co.	       Com		377316104  5045	  647723    SH	     SOLE		647723
H&R Block Inc		       Com		93671105   7925	  555101    SH	     SOLE		555101
Hubbell Inc. B		       Com		443510201  4801	   98284    SH	     SOLE		98284
Insituform Technologies - CL A Com		457667103  7075	  262830    SH	     SOLE		262830
Int'l Flavors & Fragrances     Com		459506101  7199	  207580    SH	     SOLE		207580
Kemet Corp.		       Com		488360108  5623	  624040    SH	     SOLE		624040
Keycorp			       Com		493267108  5593   150350    SH 	     SOLE		150350
Kimberly-Clark Corp	       Com		494368103 18484	  393768    SH	     SOLE		393768
LA-Z-BOY Inc.		       Com		505336107 10854   666695    SH	     SOLE		666695
MBNA Corp		       Com		55262L100  7243	  266770    SH	     SOLE		266770
Manpower Inc		       Com		56418H100 13840	  333179    SH	     SOLE		333179
Merck & Company Inc.	       Com		589331107 37464	 1449003    SH	     SOLE		1449003
NBTY Inc		       Com		628782104 25191	 1089575    SH	     SOLE		1089575
NCO Group Inc		       Com		628858102  6689	  288572    SH	     SOLE		288572
National City Corp	       Com		635405103  5172	  422841    SH	     SOLE		422841
Officemax Inc		       Com		67622P101  6778   231960    SH	     SOLE		231960
Peoples Energy Corp.	       Com		711030106  8508   377265    SH	     SOLE		377265
Pfizer Inc		       Com		717081103 10610	  407276    SH	     SOLE		407276
Quaker Chemical Corp	       Com		747316107  9643	  464948    SH	     SOLE		464948
RadioShack Corp		       Com		750438103 10087   708768    SH	     SOLE		708768
Superior Industries Intl       Com		868168105  8782	  454300    SH	     SOLE		454300
Synopsys		       Com		871607107 12259	  968080    SH	     SOLE		968080
Tecumseh Products CL A	       Com		878895200 14291	  967320    SH	     SOLE		967320
Tenet Healthcare Corp	       Com		88033G100  5446	 1279291    SH	     SOLE		1279291
UnumProvident Corp	       Com		91529Y106 11053	  796968    SH	     SOLE		796968
Werner Enterprises Inc	       Com		950755108  4964	  585708    SH 	     SOLE		585708
